INTANGIBLE ASSETS - PATENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF INTANGIBLE ASSETS PATENT, NET
Balance, January 1, 2023	$2,207
Depreciation	(366)
Effect of changes in foreign exchange rates	9
Balance, December 31, 2023	$1,850
Depreciation	(123)
Impairment	(1,727)
Balance, December 31, 2024	$-